CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 4,448	$ 5,625	$ 5,118
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	388	(101)	366
Net change in pension and other postretirement benefit plans	1,025	(334)	(250)
Derivative instruments	(20)	96	(2)
Other comprehensive income (loss) before income taxes	1,393	(339)	114
Income tax recovery (expense)	(134)	29	158
Other comprehensive income (loss)	1,259	(310)	272
Comprehensive income	$ 5,707	$ 5,315	$ 5,390